LOANS	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
LOANS
NOTE 3 – LOANS

The following table presents the Bank’s loans by category as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012	December 31, 2011
Commercial
Commercial and industrial	$83,631	$60,448
Non-farm, nonresidential real estate	167,565	139,642
Construction and development	36,323	29,042
Commercial loans secured by real estate	23,983	6,161
Other commercial	24,423	45,630
Total commercial	$335,925	$280,923
Residential and consumer
Consumer loans	11,621	14,297
Single family residential	196,349	196,882
Other retail	23,264	25,700
Total residential and consumer	231,234	$236,879
	$567,159	$517,802
Less:
Allowance for loan losses	(8,809)	(9,200)
Total net loans	$558,350	$508,602

Loan Origination/Risk Management. The Corporation has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. Underwriting standards are designed to promote relationship banking rather than transactional banking. Once it is determined that the borrower’s management possesses sound ethics and solid business acumen, the Corporation’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Corporation avoids financing single-purpose projects unless other underwriting factors are present to help mitigate risk. The Corporation also utilizes third-party experts to provide insight and guidance about economic conditions and trends affecting market areas it serves. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At December 31, 2012, approximately eighty percent of the outstanding principal balance of the Corporation’s commercial real estate loans were secured by owner-occupied properties.

With respect to loans to developers and builders that are secured by nonowner occupied properties that the Corporation may originate from time to time, the Corporation generally requires the borrower to have had an existing relationship with the Corporation and have a proven record of success. Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based upon estimates of costs and value associated with the complete project. These estimates may be inaccurate.

Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Corporation until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

The Corporation originates residential and consumer loans utilizing a computer-based credit scoring analysis to supplement the underwriting process. To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by line and staff personnel. This activity, coupled with relatively small loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, trend and outlook reports are reviewed by management on a regular basis. Underwriting standards for home equity loans are heavily influenced by statutory requirements, which include, but are not limited to, a maximum loan-to-value percentage of 80%, collection remedies, the number of such loans a borrower can have at one time and documentation requirements.

The Corporation contracts with a third party vendor to perform loan reviews. The Corporation reviews and validates the credit risk program on an annual basis. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The goal of the Bank is to diversify loans to avoid a concentration of credit in a specific industry, person, entity, product, service, or any area vulnerable to a tax law change or an economic event. A concentration of credit occurs when obligations, direct or indirect, of the same or affiliated interests represent 15 percent or more of the Bank’s capital structure. Real estate rental and leasing represented the highest concentration at 107% of tier 1 capital. The board of directors recognizes that the bank’s geographic trade area imposes some limitations regarding loan diversification if the Bank is to perform the function for which it has been chartered.

Specifically, lending to qualified borrowers within the Bank’s trade area will naturally cause concentrations of real estate loans in the primary communities served by the Bank and loans to employees of major employers in the area.

The following table provides details regarding the aging of the Bank’s loan portfolio (dollars in thousands):

	30-89 Days	90 Days and	Total		Total
December 31, 2012	Past Due	Greater Past Due	Past Dues	Current	Loans
Residential and consumer
Consumer	$112	$7	$119	$11,502	$11,621
Single-family residential	3,543	387	3,930	192,419	196,349
Other retail	193	-	193	23,071	23,264
Residential and consumer total	$3,848	$394	$4,242	$226,992	$231,234
Commercial
Commercial and industrial	$618	$1,457	$2,075	$81,556	$83,631
Nonfarm, nonresidential real estate	666	448	1,114	166,451	167,565
Construction and development	160	-	160	36,163	36,323
Commercial loans secured by real estate	22	193	215	23,768	23,983
All other commercial	741	1,379	2,120	22,303	24,423
Commercial total	$2,207	$3,477	$5,684	$330,241	$335,925
Total	$6,055	$3,871	$9,926	$557,233	$567,159

	30-89 Days	90 Days and	Total		Total
December 31, 2011	Past Due	Greater Past Due	Past Dues	Current	Loans
Retail
Consumer loans	$73	$4	$77	$14,220	$14,297
Single-family residential	5,131	1,002	6,133	190,749	196,882
Other retail	1	-	1	25,699	25,700
Retail Total	$5,205	$1,006	$6,211	$230,665	$236,879
Commercial
Commercial and industrial	$3,858	$1,419	$5,277	$55,171	$60,448
Nonfarm, nonresidential real estate	2,166	320	2,486	137,156	139,642
Construction and development	44	-	44	28,998	29,042
Commercial loans secured by real estate	-	-	-	4,095	4,095
Other commercial	1,441	159	1,600	50,191	47,696
Commercial total	$7,509	$1,898	$9,407	$271,516	$280,923
Total	$12,714	$2,904	$15,618	$502,184	$517,802

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Corporation will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings.

The following table summarizes the impaired loans by loan type as of December 31, 2012 and 2011 (dollars in thousands):

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2012	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$2,036	$1,076	$328	$1,404	$103	$3,483	$74
Nonfarm, nonresidential real estate	3,613	2,417	-	2,417	-	1,606	83
Construction and development	682	-	682	682	118	682	35
Other commercial	3,124	3,124	-	3,124		3,099	126
Commercial total	9,455	6,617	1,010	7,627	221	8,870	318
Retail
Single-family residential	1,237	402	613	1,015	82	1,059	39
Retail total	1,237	402	613	1,015	82	1,059	39
Total	$10,692	$7,019	$1,623	$8,642	$303	$9,929	$357

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2011	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$5,839	$738	$5,678	$5,446	$601	$5,069	$193
Nonfarm, nonresidential real estate	4,378	2,986	2,115	4,573	307	5,232	35
Construction and development	870	-	870	870	203	941	39
Other commercial	3,238	-	-	1,498	-	1,527	190
Commercial total	14,325	3,724	8,663	12,387	1,111	12,769	457
Retail
Single-family residential	1,388	142	1,075	1,217	131	1,269	44
Retail total	1,388	142	1,075	1,217	131	1,269	44
Total	$15,713	$3,866	$9,738	$13,604	$1,242	$14,038	$501

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2010	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial	$27,198	$9,215	$14,333	$23,548	$2,707	$24,274	$916
Residential real estate	1,784	801	744	1,545	205	1,611	42
Total	$28,982	$10,016	$15,077	$25,093	$2,912	$25,885	$958

* Interest income recognized approximates cash bases interest income.

Year-end Nonaccrual loans, segregated by class of loans, were as follows at December 31, 2012 and 2011 (dollars in thousands):

	2012	2011
Commercial & industrial	$1,595	$5,030
Nonfarm, nonresidential	1,372	2,030
Construction and development	50	267
Commercial real estate	126	-
Other commercial	1,379	-
Consumer	11	72
Single-family residential	3,541	4,070
Total	$8,074	$7,399

Included in certain loan categories of impaired loans are certain loans that have been modified in a troubled debt restructuring where economic concessions have been granted to borrowers who have experienced financial difficulties. These concessions typically result from our loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Modifications of terms for our loans and their inclusion as troubled debt restructurings are based on individual facts and circumstances. Loan modifications that are included as troubled debt restructurings may involve either an increase or reduction of the interest rate, extension of the term of the loan, or deferral of principal and/or interest payments, regardless of the period of the modification. All of the loans identified as troubled debt restructuring were modified due to financial stress of the borrower. In order to determine if a borrower is experiencing financial difficulty, an evaluation is performed to determine the probability that the borrower will be in payment default on any of its debt in the foreseeable future with the modification. This evaluation is performed under the Corporation’s internal underwriting policy.

When the Corporation modifies loans in a troubled debt restructuring, the Corporation evaluates any possible impairment similar to other impaired loans based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan or lease agreement, or use the current fair value of the collateral, less selling costs for collateral dependent loans. If the Corporation determined that the value of the modified loan is less than the recorded investment in the loan, impairment is recognized through an allowance estimate or a charge-off to the allowance. In periods subsequent to modification, the Corporation evaluates all troubled debt restructuring, including those that have payment defaults, for possible impairment and recognize impairment through the allowance.

As of December 31, 2012, the Corporation did not have any commitments to extend additional funds to borrowers with loans modified and included as a troubled debt restructuring.

During 2012, certain loans were modified in troubled debt restructurings, where economic concessions were granted to borrowers consisting of reductions in the interest rates, payment extensions, forgiveness of principal, and forbearances. Presented below, segregated by class of loans, are troubled debt restructurings that occurred during the year ended December 31, 2012 and 2011(dollars in thousands):

	Twelve Months Ended December 31, 2012			Twelve Months Ended December 31, 2011
		Post-			Post-
		Modification	Net Charge-offs		Modification	Net Charge-offs
	Number of	Outstanding	Resulting from	Number of	Outstanding	Resulting from
(Dollars in Thousands)	Loans	Balance	Modifications	Loans	Balance	Modifications
Commercial:
Commercial and industrial	1	$8	$-	8	$3,319	$-
Nonfarm nonresidential	1	361	-	7	1,828	-
Tax exempt state and political	-	-	-	1	1,379	-
Farmland	-	-	-	2	171	-
Retail:
Consumer	1	3	-	6	36	-
Single-family residential	3	237	-	8	1,197	-

Total troubled debt restructurings	6	$609	$-	32	$7,930	$-

Loans retain their accrual status at the time of their modification. As a result, if a loan is on nonaccrual status at the time it is modified, it stays as nonaccrual status, and if a loan is on accrual status at the time of the modification, it generally stays on accrual status. Commercial and consumer loans modified in a troubled debt restructuring are closely monitored for delinquency as an early indicator of possible future default. If loans modified in a troubled debt restructuring subsequently default, the Corporation evaluates the loan for possible further impairment. The allowance for loan losses may be increased, adjustments may be made in the allocation of the allowance, or partial charge-offs may be taken to further write-down the carrying value of the loan. The Corporation considers a loan in default when it is 90 days or more past due or transferred to nonaccrual.

As of December 31, 2012, the Corporation did not have any loans that were modified in troubled debt restructurings during the past twelve months that have subsequently defaulted. Loans modified during the past 12 months that subsequently defaulted during 2011 were as follows:

	Twelve Months Ended
	December 31, 2011
	Number of	Recorded
(in thousands)	Loans	Balance
Commercial:
Nonfarm nonresidential	1	$320
Retail:
Consumer	1	20
Single family residential	1	441
Total defaulted restructured loans	3	$781

Credit Quality Indicators. As part of the ongoing monitoring of the credit quality of the Corporation’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) the weighted-average risk grade of commercial loans, (ii) the level of classified commercial loans, (iii) net charge-offs, (iv) nonperforming loans and (v) the general economic conditions in the State of Tennessee.

The Corporation uses a risk grading matrix to assign a risk grade to each of its commercials loans. Loans are graded on a scale of 1-8. A description of the general characteristics of the 8 risk grades is as follow

Risk Rating 1: Minimal Risk

General Characteristics:

  Substantially risk free.
  Federal, state, or municipal subdivisions with acceptable investment grade credit rating.
  Large national, regional, or local entity with proven access to capital markets. x Diversity in its line of business with stable and diversified sales base.
  Borrower is considered to be an industry leader with many consecutive years of strong profits and exhibits a financial condition, equity position, liquidity, and debt service capacity far exceeding industry norms.
  Borrower has an abundance of unpledged financeable assets coupled with superior cash generation capabilities.
  Industry conditions and trends are positive and strong.
  Borrower has strong management with evidence of management succession.
  Credit rating by Moody’s, Standard & Poor, or other qualified rating agency that is grade A or higher.
  A cash-secured loan with the cash on deposit in our bank or a guaranty from the Federal government also warrants this risk rating.

Risk Rating 2: Modest Risk

General Characteristics:

  Borrower shows strong profitability, liquidity, and capitalization better than industry norms and a strong market position in the region.
  Borrower may have limited access to public markets for short-term needs or capital requirements, but has ready access to alternative financing.
  Loans may be unsecured based on the financial strength of the borrower or secured by collateral that is considered liquid and marketable.
  Borrower has a proven history of profitability and financial stability.
  Borrower has a strong market position in its industry and has an abundance of financeable assets available to protect the Bank’s position.
  Proven and steady management with good management succession.
  Borrower can withstand major market instabilities of short duration.
  Credit rating by Moody’s, Standard & Poor, or other qualified rating agency that is grade BAA or higher.

Risk Rating 3: Average Risk

General Characteristics:

  Borrower shows a stable earnings history and financial condition in line with industry norms with indications that these trends will continue.
  The credit extension is considered sound; however, elements may be present which suggest the borrower may not be free from temporary impairments in the future.
  Liquidity and leverage is in line with industry norms.
  Good management with acceptable management succession.
  Under most economic and business conditions, has access to alternative financing but limited or no access to capital markets for short-term or capital needs.
  Borrower may be an individual with a sound financial condition and liquidity with proven historical income to repay the debt as scheduled.
  Credit extensions are generally secured by acceptable collateral.

Risk Rating 4: Acceptable Risk

General Characteristics:

  Credit is to a borrower with smaller margins of debt service coverage and with some elements of reduced financial strength.
  Borrower is generally in a lower average market position in its industry.
  Borrower shows satisfactory asset quality and liquidity, good debt capacity and coverage, and good management in critical positions.
  Management is of unquestioned character but management succession may be questionable.
  Borrower can obtain similar financing from other financial institutions.
  Interim losses or moderately declining earnings trends may occur, but the borrower has sufficient strength and financial flexibility to offset these issues.
  Credit may be to individuals with a moderately leveraged financial condition but with satisfactory liquidity and income to cover debt repayment requirements.
  Business borrowers may have moderate leverage, but must have historically consistent cash flow to cover debt service and other operating needs.
  Business borrowers may also have erratic or cyclical operating performances but should demonstrate strong equity positions to support these profitability swings.
  Asset-based loans that have stabilized and proven performance with the financial capacity to provide for annual clean up may qualify for this rating.
  Borrower has no access to capital markets but would be financeable by another financial institution or finance company.
  Credit extensions are generally secured by acceptable collateral.

Risk Rating 5: Pass/Watch

General Characteristics:

Loans considered for this risk rating require a heightened level of supervision.

A) Transitional, Event Driven - This category of risk-rated 5 loans captures responses to early warning signals from a relationship and, therefore, signifies a specific, event-driven, transitional credit grade. The event is generally something unplanned or unexpected such as a death, a disaster, the loss of a major client, product line, or key employee; divorce, or health condition of the owner or key management person. The Risk Rating 5 category may be used in transitional upgrades as well as transitional downgrades of credit relationships. Under these criteria, the risk rating 5 necessitates a plan of action to either upgrade the credit to a Pass rating (Risk Rating 1-4), downgrade the credit to a criticized asset, or exit the relationship within six months.

B) Ongoing Supervision Warranted - This risk rating may also be utilized to identify loans having inherent characteristics which warrant more than the normal level of supervision. Loans meeting these criteria may include larger, more complex loans with unusual structures. Loans, which, due to structure or nature of the collateral require above average servicing, may also be considered for this risk rating. Unlike other criteria listed previously for the Pass/Watch risk rating, these particular characteristics tend not to be one-time or transitional in nature; therefore, these loans may be expected to remain in this risk rating category longer than six months. A loan might remain in this risk rating category for its life or until the characteristic warranting the Pass/Watch rating can be eliminated or effectively mitigated.

  Borrowers may exhibit declining earnings, strained cash flow, increasing leverage, or weakening market positions that indicate a trend toward an unacceptable risk.
  Borrower’s liquidity, leverage, and earnings performance is below or trending below industry norms.
  Interim losses and other adverse trends may occur but not to the level that would impair the Bank’s position.
  Borrower may be a newly formed company or in a new line of business or may be an established business with new or unproven management. Borrower should be adequately capitalized, but may not yet have achieved stabilized cash flow.
  Borrower generally has a small market position in its industry.
  Borrower may be engaged in an industry that is experiencing an economic downturn or is particularly susceptible to uncontrollable external factors.
  Management is of good character although some management weakness may exist, including lack of depth or succession.

  Borrowers generally have limited additional debt capacity and modest coverage, and average or below-average asset quality, margins, and market share.
  Borrower’s ability to obtain financing from other financial institutions may be impaired.
  Credit to individuals with marginal financial condition and liquidity but with income still sufficient to service the debt.

Risk Rating 6: Special Mention

A special mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

General Characteristics:

  Cash flow may not be sufficient to fund anticipated cash needs.
  Sufficiently or modestly sufficiently financeable assets are available to protect the Bank’s position.
  Adverse trends in operations/profits or unbalanced position in the balance sheet but not to the point where repayment is in jeopardy.
  Borrower generally shows limited liquidity or high leverage.
  Borrower’s financial position is in the lower quartile of industry norms.
  Business exhibits a deteriorating market position in the industry.
  Management lacks depth and succession.
  Business is unable to withstand temporary setbacks without affecting repayment capability.
  Borrower is not financeable by another bank but possibly by a finance company or specialized lender.

Risk Rating 7: Substandard

A substandard asset is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

General Characteristics:

  The primary source of repayment no longer provides satisfactory support and repayment is dependent on secondary sources.
  A substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any.
  Normal repayment from the borrower is impaired although no loss of principal is envisioned.
  A partial loss of interest or principal will occur if the deficiencies are not corrected.
  Cash flow is generally not sufficient to fund anticipated cash needs.
  Financeable assets may not be sufficient to protect the Bank’s position.
  Adverse trends in operations that jeopardized debt repayment may require the borrower to undertake a significant reorganization of financing or the business.
  Borrower shows poor liquidity and high leverage impairing the repayment of the debt in accordance with agreed upon terms.
  Management lacks depth and succession; may be inexperienced or of questionable character.
  Borrower’s market position in the industry is deteriorating.
  Borrower is not financeable by another bank or finance company.

Risk Rating 8: Doubtful

An asset classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

General Characteristics:

  Inadequate primary source of repayment. Assumes a less than satisfactory secondary source of repayment on a most-likely case basis. There may be an adequate secondary source of repayment on a best-case basis.
  Borrowers have the same weaknesses found in Substandard borrowers.
  Loss probability is extremely high but because of certain important and reasonably specific factors that may work to strengthen the loan, its classification as an estimated loss is deferred until a more exact status may be determined.
  Pending factors may include proposed merger or acquisition, liquidation procedures, capital injections, perfecting liens on additional collateral and refinancing plans. x Cash flow is insufficient to fund cash needs.
  Financeable assets are insufficient to protect the Bank’s position.
  Source of debt repayment is dependent on liquidation of assets with a probable loss.
  Borrower may no longer be a going concern or may not exist as a going concern for the foreseeable future.
  No alternative financing sources exist.

The following table presents risk grades and classified loans by class of commercial loan (dollars in thousands):

December 31, 2012
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$81,560	$164,290	$35,543	$21,660	$22,857	$325,910
Special Mention (6)	269	815	98	398	-	1,580
Substandard (7)	726	2,460	682	1,925	187	5,980
Doubtful (8)	1,076	-	-	-	1,379	2,455
TOTALS	$83,631	$167,565	$36,323	$23,983	$24,423	$335,925

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$11,610	$192,808	$23,131	$227,549
Nonperforming*	11	3,541	133	3,685
TOTALS	$11,621	$196,349	$23,264	$231,234

December 31, 2011
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$50,163	$131,786	$27,613	$5,045	$42,771	$257,378
Special Mention (6)	4,137	4,232	504	439	-	9,312
Substandard (7)	1,692	2,033	925	677	1,480	6,807
Doubtful (8)	4,456	1,591	-	-	1,379	7,426
TOTALS	$60,448	$139,642	$29,042	$6,161	$45,630	$280,923

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$14,225	$193,753	$25,368	$233,346
Nonperforming*	72	3,129	332	3,533
TOTALS	$14,297	$196,882	$25,700	$236,879
*	Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For purposes of this table, all loans graded substandard or below are included in nonperforming.

**	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit